Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Bank borrowings
11.	Bank borrowings

	Principal	Interest	Maturity	As of December 31,
Type	amount	rates	date	2024	2025
	HK	(per annum)		HK$	HK$	US$
Term loan I	4,000,000	3.125% to 3.625%	May 19, 2028	2,268,207	—	—
Term loan II	1,000,000	3.125% to 3.625%	March 14, 2029	729,946	—	—
Term loan III	1,000,000	3.125% to 3.625%	December 27, 2029	847,710	—	—
				3,845,863	—	—

The Company entered into several banking facilities (as renewed or supplemented where required) with a bank in Hong Kong. The portion of term loans due for repayment after one year is subject to repayment on demand clause and has been classified as current liabilities.

The term loans are secured by guarantees issued by The Hong Kong Mortgage Corporation Limited and personal guarantee by Ms. Leung, and were fully settled as at December 31, 2025.

The Company’s bank borrowings are all denominated in Hong Kong dollar.